Short-Term Convertible Notes (Details) - USD ($)		12 Months Ended
	Oct. 07, 2022	Dec. 31, 2022	Aug. 19, 2022
Short-Term Convertible Notes (Details) [Line Items]
Aggregate amount			$ 1,530,000
Interest rate percentage		10.00%
Discount percentage		20.00%
Equity financing aggregate amount		$ 6,000,000
Aggregate percentage		10.00%
Common shares divided per share (in Dollars per share)		$ 0.497
Aggregate share (in Shares)		307,844
Exercise price per share (in Dollars per share)	$ 0.7	$ 0.497
Warrants issued	$ 2,472,616	$ 67,008
Common shares (in Shares)	2,516,429
Purchase of common shares (in Shares)	1,258,215
Issuance term	5 years
Loss on conversion	$ 922,495
Maximum [Member]
Short-Term Convertible Notes (Details) [Line Items]
Agreed to pay			350,000
Minimum [Member]
Short-Term Convertible Notes (Details) [Line Items]
Agreed to pay			$ 80,000